Summary of Significant Accounting Policies - Credit Risk and Concentration (Details) - Customer concentration risk - customer	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Revenue Benchmark
Concentration Risk [Line Items]
Number of major customers greater than 10 percent	3	2	2	0	1
Revenue Benchmark | Customers Accounted For Greater Than 10%
Concentration Risk [Line Items]
Concentration risk percentage	34.00%	40.00%	32.00%	0.00%	21.00%
Accounts Receivable
Concentration Risk [Line Items]
Number of major customers greater than 10 percent	4		2	1
Accounts Receivable | Customers Accounted For Greater Than 10%
Concentration Risk [Line Items]
Concentration risk percentage	49.00%		48.00%	18.00%